Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Details)	12 Months Ended
	Dec. 31, 2024 MBoe segment	Dec. 31, 2023 MBoe
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Line Items]
Reportable operating segment (in segment) | segment	1
Undivided royalty interest		10.00%
Revisions to previous estimates	1,219	1,995
Future net cash flows discounted rate	10.00%
Subject to revision discount rate	10.00%
Proved Developed Reserves [Member]
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Line Items]
Extensions and discoveries	0	1,900